UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of December 31, 2012 (Unaudited)

DWS Global Inflation Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 91.0%
U.S. Treasury Obligations
U.S. Treasury Bond, 2.75%, 8/15/2042	1,000,000	965,625
U.S. Treasury Inflation-Indexed Bonds:
0.75%, 2/15/2042	2,047,440	2,242,426
1.75%, 1/15/2028	9,385,445	12,149,017
2.125%, 2/15/2040	4,280,920	6,281,582
2.125%, 2/15/2041	6,865,950	10,138,543
2.5%, 1/15/2029	20,470,790	29,196,464
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2016	19,387,630	20,414,573
0.125%, 4/15/2017	24,442,560	26,174,535
0.125%, 7/15/2022	16,094,400	17,471,228
0.5%, 4/15/2015	5,337,050	5,568,881
0.625%, 4/15/2013	4,924,800	4,918,644
0.625%, 7/15/2021	4,105,360	4,666,641
1.125%, 1/15/2021	16,390,475	19,251,121
1.25%, 4/15/2014	11,476,710	11,831,777
1.375%, 7/15/2018	10,727,100	12,487,010
1.375%, 1/15/2020	15,724,737	18,639,962
1.625%, 1/15/2018	13,912,542	16,135,293
U.S. Treasury Notes:
0.25%, 11/30/2014	6,000,000	6,000,234
0.75%, 6/15/2014 (a)	2,000,000	2,015,546
1.625%, 8/15/2022	7,000,000	6,954,066
1.625%, 11/15/2022 (b)	10,000,000	9,890,620

Total Government & Agency Obligations (Cost $224,279,140)		243,393,788
Mortgage-Backed Securities Pass-Throughs 0.1%
Federal Home Loan Mortgage Corp., 7.5%, 3/17/2017	80,254	87,143
Federal National Mortgage Association, 9.0%, 3/1/2020	29,752	32,317

Total Mortgage-Backed Securities Pass-Throughs (Cost $114,688)		119,460
Asset-Backed 0.8%
Home Equity Loans
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.349% *, 1/15/2037	765,525	596,653
Novastar Home Equity Loan, "M3", Series 2004-3, 1.26% *, 12/25/2034	1,660,752	1,634,440

Total Asset-Backed (Cost $2,122,665)		2,231,093
Collateralized Mortgage Obligations 0.3%
Federal National Mortgage Association, "SA", Series 2003-30, Interest Only, 7.44%***, 10/25/2017	42,833	224
Residential Asset Securitization Trust, "1A2", Series 2003-A15, 0.66% *, 2/25/2034	934,345	885,224

Total Collateralized Mortgage Obligations (Cost $882,357)		885,448
Short-Term U.S. Treasury Obligations 2.1%
U.S. Treasury Bills:
0.09% **, 3/7/2013 (c)	412,000	411,976
0.13% **, 3/7/2013 (c)	1,150,000	1,149,933
0.167% **, 11/14/2013 (a)	4,000,000	3,995,004

Total Short-Term U.S. Treasury Obligations (Cost $5,555,869)		5,556,913

	Shares	Value ($)
Common Stocks 2.5%
Financials
American Capital Agency Corp. (REIT) (b)	201,000	5,816,940
American Capital Mortgage Investment Corp. (REIT)	30,000	707,100

Total Common Stocks (Cost $6,945,687)		6,524,040
Securities Lending Collateral 6.0%
Daily Assets Fund Institutional, 0.20% (d) (e) (Cost $16,054,720)	16,054,720	16,054,720
Cash Equivalents 2.9%
Central Cash Management Fund, 0.15% (d) (Cost $7,853,662)	7,853,662	7,853,662

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $263,808,788) †	105.7	282,619,124
Other Assets and Liabilities, Net	(5.7)	(15,132,992)

Net Assets	100.0	267,486,132

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
***	These securities are shown at their current rate as of December 31, 2012.
†
The cost for federal income tax purposes was $264,162,100.  At December 31, 2012, net unrealized appreciation for all securities based on tax cost was $18,457,024.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,645,899 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,188,875.

(a)	At December 31, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2012 amounted to $15,707,531, which is 5.9% of net assets.
(c)	At December 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REIT: Real Estate Investment Trust
At December 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/20/2013	20	2,725,244	(19,122)
10 Year U.S. Treasury Note	USD	3/19/2013	173	22,971,156	(88,500)
Soybean Meal Futures	USD	3/14/2013	86	3,606,840	39,965
Ultra Long U.S. Treasury Bond	USD	3/19/2013	20	3,251,875	(5,603)
United Kingdom Long Gilt Bond	GBP	3/26/2013	23	4,443,130	(2,989)
Total net unrealized depreciation					(76,249)

At December 31, 2012, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

5 Year U.S. Treasury Note	USD	3/28/2013	65	8,086,914	4,570
Soybean Futures	USD	3/14/2013	52	3,664,700	(68,595)
Total net unrealized depreciation					(64,025)

At December 31, 2012, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (f)

Call Options
Receive Fixed - 1.828% - Pay Floating - LIBOR	11/15/2013 11/15/2043	3,300,000	11/13/2013	55,935	(12,456)
Receive Fixed - 1.871% - Pay Floating - LIBOR	11/14/2013 11/14/2043	3,300,000	11/12/2013	52,140	(14,602)
Total				108,075	(27,058)

(f)	Unrealized appreciation on written options on interest rate swap contracts at December 31, 2012 was $81,017.

At December 31, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Received ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	5,000,0001	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(428,208)	(621,048)	192,840
9/20/2012 12/20/2017	2,500,0002	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(214,104)	(281,000)	66,896
Total unrealized appreciation					259,736

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At December 31, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	33,900,0002	Floating — LIBOR	Fixed — 0.515%	47,494	—	47,494
7/16/2013 7/16/2018	8,900,0002	Fixed — 1.148%	Floating — LIBOR	(55,248)	—	(55,248)
7/16/2013 7/16/2023	1,800,0002	Floating — LIBOR	Fixed — 1.858%	(19,109)	4,790	(23,899)
7/16/2013 7/16/2033	2,100,0002	Fixed — 2.322%	Floating — LIBOR	116,900	—	116,900
7/16/2013 7/16/2043	1,700,0002	Floating — LIBOR	Fixed — 2.424%	(145,609)	—	(145,609)
Total net unrealized depreciation					(60,362)

At December 31, 2012, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (i)

Long Positions
1/15/2013	681,700	3	0.48%	Barclays Capital-Commodity Strategy 1500 Index	(11,278)
1/15/2013	681,700	3	0.57%	Barclays Capital-Commodity Strategy 1610 Index	(3,047)
1/15/2013	4,178,420	1	0.2%	BNP Paribas 03 Alpha Index	(6,787)
1/15/2013	1,363,400	2	0.44%	Citi Cubes Dow Jones-UBS Weighted Index	(17,232)
1/15/2013	446,313	4	0.23%	Dow Jones-UBS Commodity Index 3 Month Forward	(5,165)
1/15/2013	535,576	5	0.26%	Dow Jones-UBS Commodity Index 3 Month Forward	(6,206)
1/15/2013	1,122,800	6	0.3%	Dow Jones-UBS Commodity Index 2-4-6 Month Forward Blend	(10,531)
1/15/2013	401,000	5	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E177 Strategy Index	(3,116)
1/15/2013	1,203,000	4	0.46%	JPMorgan Alternative Benchmark Enhanced Beta Select Excess Return Index	(14,098)
1/15/2013	272,680	7	0.45%	Merrill Lynch Backwardation Momentum Long Only Excess Return Index	(5,406)
1/15/2013	545,360	7	0.44%	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess Return Index	(1,218)
1/15/2013	545,360	7	0.39%	Merrill Lynch Commodity Index eXtra LDA Long/Short Index	(248)
1/15/2013	2,406,000	6	0.019%	UBS Custom Commodity Index	25,089
Short Positions
1/15/2013	2,638,580	1	0.0%	Dow Jones-UBS Commodity Index	27,515
Total net unrealized depreciation					(31,728)

(i)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Counterparties:
1	BNP Paribas
2	Citigroup, Inc.
3	Barclays Bank PLC
4	JPMorgan Chase Securities, Inc.
5	The Goldman Sachs & Co.
6	UBS AG
7	Bank of America
LIBOR: London Interbank Offered Rate

Currency Abbreviations

CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Investment in Subsidiary

The Fund invests indirectly in commodities markets through a wholly owned subsidiary, DWS Cayman Global Inflation Plus Fund, Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds.  The Subsidiary is managed by the same portfolio managers that manage the Fund.  As of December 31, 2012, the Fund held $5,416,028 in the Subsidiary, representing 2.0% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Government & Agency Obligations	$—	$243,393,788	$—	$243,393,788
Mortgage-Backed Securities Pass-Throughs	—	119,460	—	119,460
Asset-Backed	—	2,231,093	—	2,231,093
Collateralized Mortgage Obligation	—	885,448	—	885,448
Short-Term U.S. Treasury Obligations	—	5,556,913	—	5,556,913
Common Stocks	6,524,040	—	—	6,524,040
Short-Term Investments(j)	23,908,382	—	—	23,908,382
Derivatives(k)
Futures Contracts	44,535	—	—	44,535
Credit Default Swap Contracts	—	259,736	—	259,736
Interest Rate Swap Contracts	—	164,394	—	164,394
Commodity-Linked Swap Contracts	—	52,604	—	52,604
Total	$30,476,957	$252,663,436	$—	$283,140,393

Liabilities
Derivatives(k)
Futures Contracts	$(184,809)	$—	$—	$(184,809)
Options on Interest Rate Swap Contracts	—	(27,058)	—	(27,058)
Interest Rate Swap Contracts	—	(224,756)	—	(224,756)
Commodity-Linked Swap Contracts	—	(84,332)	—	(84,332)
Total	$(184,809)	$(336,146)	$—	$(520,955)

There have been no transfers between fair value measurement levels during the period ended December 31, 2012.

(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, commodity-linked swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Commodity Contracts	$ (28,630)	$ (31,728)	$ —
Credit Contracts	$ —	$ 259,736	$ —
Interest Rate Contracts	$ (111,644)	$ (60,362)	$ 81,017

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Inflation Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 19, 2013